Shareholders' (deficit) / equity and mezzanine equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Shares Repurchased under the Authorized Program
Shares repurchased under these authorized programs were as follows:

	Year ended December 31,
	2021	2020	2019
Number of shares repurchased	—	—	3,463,832
Average price per share	$—	$—	$12.17

Total cost of repurchases (1)	$—	$—	$42,167